Stockholders' Equity (Details 4) - USD ($)	3 Months Ended			11 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Stock based compensation expense	$ 360,684	$ 265,861			$ 414,597	$ 148,736
Restricted Stock [Member]
Stock based compensation expense		$ 428,678		$ 6,219	$ 821,617	$ 465,616	$ 78,925